Costs and Expenses by Nature (Details) - Schedule of costs and expenses by nature - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Costs and Expenses by Nature (Details) - Schedule of costs and expenses by nature [Line Items]
Salaries, wages and fringe benefits	S/ 1,351,920	S/ 1,395,034	S/ 1,022,308
Services provided by third-parties	1,382,876	1,370,225	982,956
Purchase of goods	631,953	687,148	565,052
Other management charges	374,720	238,851	245,269
Amortization	102,035	105,220	97,273
Depreciation	174,107	87,488	86,125
Impairment of accounts receivable	74,988	9,422	32,219
Taxes	16,740	5,845	6,024
Impairment of property, plant and equipment	10,752	5,679
Impairment of inventory		2,984
Recovery of property, plant and equipment			4,950
Impairment of investments			38
Inventory recovery			(30)
Total	4,120,091	3,907,896	3,042,184
Cost of goods and services [member]
Costs and Expenses by Nature (Details) - Schedule of costs and expenses by nature [Line Items]
Salaries, wages and fringe benefits	1,254,006	1,297,352	946,631
Services provided by third-parties	1,340,718	1,313,763	949,545
Purchase of goods	631,953	687,105	565,052
Other management charges	365,140	222,648	230,947
Amortization	99,210	101,578	93,135
Depreciation	174,083	82,063	79,732
Impairment of accounts receivable	72,421	9,420	32,215
Taxes	16,479	5,691	5,956
Impairment of property, plant and equipment	3,483	5,679
Impairment of inventory		2,984
Recovery of property, plant and equipment			4,950
Impairment of investments			38
Inventory recovery			(30)
Total	3,957,493	3,728,283	2,908,171
Administrative expenses [member]
Costs and Expenses by Nature (Details) - Schedule of costs and expenses by nature [Line Items]
Salaries, wages and fringe benefits	97,914	97,682	75,677
Services provided by third-parties	42,158	56,462	33,411
Purchase of goods		43
Other management charges	9,580	16,203	14,322
Amortization	2,825	3,642	4,138
Depreciation	24	5,425	6,393
Impairment of accounts receivable	2,567	2	4
Taxes	261	154	68
Impairment of property, plant and equipment	7,269
Impairment of inventory
Recovery of property, plant and equipment
Impairment of investments
Inventory recovery
Total	S/ 162,598	S/ 179,613	S/ 134,013